Warrant Liabilities (Details 2) - Warrant [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance | shares		270,500
Weighted average exercise price, beginning balance	$ 11.50
Average remaining period		3 years 2 months 15 days	4 years
Issued | shares
Weighted average exercise price, Issued
Forfeited | ¥
Weighted average exercise price, Forfeited
Exercised | shares
Weighted average exercise price, Exercised
Expired | shares
Weighted average exercise price, Expired
Ending balance | shares		270,500	270,500
Weighted average exercise price, ending balance	$ 115.00		$ 11.50